Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents
Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on our balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2024	31 December 2023	30 June 2023
	US$m	US$m	US$m
Balance per Group balance sheet	9,256	9,673	9,179
Bank overdrafts repayable on demand (unsecured)	(3)	(1)	(5)
Balance per Group cash flow statement	9,253	9,672	9,174